Employee benefits (Details 8) - Parent Company Gratuity plan [member] ₨ in Millions	Mar. 31, 2026 INR (₨)
Disclosure Of Expected Contribution To Post Employment Benefit Plans [Abstract]
Expected Contribution	₨ 0
March 31, 2028 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	743
March 31, 2029 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	709
March 31, 2030 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	633
March 31, 2031 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	570
Thereafter [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	₨ 5,682